Payables and accruals (Tables)	12 Months Ended
Dec. 31, 2024
Payables and accruals
Schedule of payables and accruals

	December 31,	December 31,
	2024	2023
Trade payables	253,290	984,384
Social security and other taxes	22,649	164,609
Accrued expenses	518,848	1,235,357
Total payables and accruals	794,787	2,384,350